SCHEDULE OF CASH PAID FOR INCOME TAXES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Effective Income Tax Rate Reconciliation [Line Items]
Total cash paid for income taxes
Domestic Tax Jurisdiction [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Total cash paid for income taxes
Income Tax Jurisdiction, Domestic State and Local [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Total cash paid for income taxes